Average Annual Total Returns - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2023
Fidelity Advisor Worldwide Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(30.18%)
Past 5 years	5.73%
Past 10 years	8.64%
Fidelity Advisor Worldwide Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(31.11%)
Past 5 years	3.77%
Past 10 years	6.82%
Fidelity Advisor Worldwide Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.19%)
Past 5 years	4.46%
Past 10 years	6.73%
Fidelity Advisor Worldwide Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(27.21%)
Past 5 years	6.14%
Past 10 years	8.62%
Fidelity Advisor Worldwide Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(28.68%)
Past 5 years	5.95%
Past 10 years	8.60%
Fidelity Advisor Worldwide Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(25.69%)
Past 5 years	7.29%
Past 10 years	9.59%
Fidelity Advisor Worldwide Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(25.60%)
Since Inception	5.82%	[1]
F0341
Average Annual Return:
Past 1 year	(17.81%)
Past 5 years	6.58%
Past 10 years	9.31%

[1]	AFrom October 2, 2018.